CAPITAL SECURITIES (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Total capital securities	$ 2,835	$ 2,833
Current	456	600
Non-current	$ 2,379	2,233
Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Cumulative dividend rate	6.375%
Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Cumulative dividend rate	5.75%
Brookfield Property Preferred LP Series 1 Units
Disclosure of classes of share capital [line items]
Shares outstanding	19,273,654
Cumulative dividend rate	6.75%
Total capital securities	$ 474	474
Operating Partnership | Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.50%
Total capital securities	$ 580	575
Operating Partnership | Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.75%
Total capital securities	$ 560	556
Brookfield Property Split Corp. | Series 1, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	785,432
Cumulative dividend rate	5.25%
Total capital securities	$ 20	21
Brookfield Property Split Corp. | Series 2, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	485,666
Cumulative dividend rate	5.75%
Total capital securities	$ 9	10
Brookfield Property Split Corp. | Series 3, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	479,173
Cumulative dividend rate	5.00%
Total capital securities	$ 9	12
Brookfield Property Split Corp. | Series 4, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	499,393
Cumulative dividend rate	5.20%
Total capital securities	$ 9	10
Rouse Properties L.P. ("Rouse") | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	5,600,000
Cumulative dividend rate	5.00%
Total capital securities	$ 142	142
Alstria Prime Portfolio GmbH & Co. (“Alstria Office Prime”) | Preference shares
Disclosure of classes of share capital [line items]
Shares outstanding	19,472,214
Total capital securities	$ 135	0
Brookfield India Real Estate Trust (“India REIT”) | Preference shares
Disclosure of classes of share capital [line items]
Shares outstanding	155,003,656
Total capital securities	$ 458	456
Capital Securities – Fund Subsidiaries
Disclosure of classes of share capital [line items]
Total capital securities	$ 439	$ 577